Acquisitions and disposals (Details Narrative) $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 14, 2018 USD ($)	Mar. 22, 2018 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) a	Feb. 20, 2018	Jul. 31, 2016 ARS ($)
Mendoza [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of assets	A 3,641 sqm of plot of land adjacent to Mendoza Shopping
USD | Mendoza [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Considration for acquisation	$ 800
Principal amount	$ 1,200
Philips building [member] | USD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of assets					$ 29,000
Constructed area | a					10,142,000
Remain leasing term					7 months 15 days
Expire of leasing term					Jan. 19, 2018
Intercontinental building [Member] | USD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of assets				$ 3,000	$ 9,000
Description of assets				IRSA Propiedades Comerciales sold 851,79 square meters corresponding to one floor of office and eight parking lots in the Intercontinental Plaza building	IRSA Propiedades Comerciales sold 2,432 square meters corresponding to three floors of office and 24 parking lots in the Intercontinental Plaza building. The Company still holds 3,876 square meters profitable of the building.
Land [Member] | Centro de Entretenimientos La Plata SA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of shareholding acquire		100.00%
Percentage of shareholding owned		61.85%
Remaining pecentage of owned by third parties		38.15%
Description of assets		A plot of land of 78,614 sqm of surface located in Camino General Belgrano, between 514th Av., 19th Av. and 511 Street, in the town of La Plata, province of Buenos Aires.
Land [Member] | USD | Centro de Entretenimientos La Plata SA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of assets		$ 7,500
Entertainment Holdings S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of shareholding acquire			20.00%				20.00%
Percentage of shareholding owned			70.00%
Considration for acquisation							$ 53,000
Percentage of shareholding already owned			50.00%
Entretenimiento Universal S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of shareholding acquire			1.25%				1.25%
La Arena [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of shareholding acquire						60.00%
La Arena [Member] | USD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Considration for acquisation			$ 1,900
Principal amount			$ 4,200